SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member] shares in Thousands	12 Months Ended
Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2016	818,364
Granted	743,188
Vested	(154,633)
Forfeited	(123,989)
Outstanding as of December 31, 2016	1,282,930